Fair Value Disclosures - Unobservable Input Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended																											12 Months Ended																				12 Months Ended				12 Months Ended			0 Months Ended				12 Months Ended									12 Months Ended
	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivative Financial Instruments, Liabilities [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Available-for-sale Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Available-for-sale Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Available-for-sale Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Investment Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Investment Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Investment Securities [Member]	Dec. 31, 2013 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member] Farmer Mac Guaranteed Securities [Member]	Dec. 31, 2012 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member] Farmer Mac Guaranteed Securities [Member]	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]		Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Farmer Mac Guaranteed Securities AgVantage [Member] Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Farmer Mac Guaranteed Securities AgVantage [Member] Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Farmer Mac Guaranteed Securities AgVantage [Member] Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Farmer Mac Guarantee [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Collateralized Mortgage Backed Securities [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Collateralized Mortgage Backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Collateralized Mortgage Backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Auction-rate certificates backed by Government guaranteed student loans [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Auction-rate certificates backed by Government guaranteed student loans [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Auction-rate certificates backed by Government guaranteed student loans [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Auction-rate certificates backed by Government guaranteed student loans [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2011 Floating Interest Rate [Member] Auction-rate certificates backed by Government guaranteed student loans [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Asset-backed Securities [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Asset-backed Securities [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2012 Floating Interest Rate [Member] Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2013 Floating Interest Rate [Member] Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]		Dec. 31, 2012 Floating Interest Rate [Member] Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]		Dec. 31, 2011 Floating Interest Rate [Member] Asset-backed Securities [Member] Fair Value, Measurements, Recurring [Member] Level 3 [Member] Trading Account Assets [Member]
Dec. 31, 2013
Floating Interest Rate [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2012
Floating Interest Rate [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2013
Floating Interest Rate [Member]
Discounted Cash Flows Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Collateralized Mortgage Backed Securities [Member]

Dec. 31, 2013
Floating Interest Rate [Member]
Minimum [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2012
Floating Interest Rate [Member]
Minimum [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2013
Floating Interest Rate [Member]
Maximum [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2012
Floating Interest Rate [Member]
Maximum [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2013
Floating Interest Rate [Member]
Weighted Average [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Dec. 31, 2012
Floating Interest Rate [Member]
Weighted Average [Member]
Indicative Bid Approach Valuation Technique [Member]
Fair Value, Measurements, Recurring [Member]
Level 3 [Member]
Auction-rate certificates backed by Government guaranteed student loans [Member]

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available-for-sale Securities, Fair Value Disclosure	$ 65,490	$ 63,159																								$ 5,091,600	$ 4,766,258							$ 1,553,669	$ 1,486,595											$ 621,269	$ 712,859	$ 205	$ 0	$ 65,285	$ 63,159	$ 65,285	$ 63,159		$ 166,104	$ 151,044	$ 0	$ 0							$ 65,285	$ 63,159	$ 205
Fair Value Inputs, Range of Offered Quotes																																																																				82.00%	82.00%	92.00%	90.00%	88.10%	85.00%
Trading Securities, Unrealized Gains																																																							0	0
Trading Securities, Unrealized Holding Loss																500	300	1,800	[1]																																				2,625	3,080
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, Asset	6,421,447	5,843,186	4,290,443							63,159	60,213	64,335	1,247	1,796	1,400					64,406	62,009	65,735	4,766,258	4,289,272	2,907,264			104,188	[2],[3]	212,359	[1],[2]	311,765	[1]	1,590,783	1,491,905	1,317,444	1,486,595	1,279,546	1,005,679	4,739,577	4,253,673	2,869,627	26,681	35,599	37,637			0				63,159	60,213	64,335					1,247	[4],[5]	1,796	[4],[6]	1,400	[6]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	1,635,627	1,469,057	2,209,604							233	0	0	0	0	0					233	0	0	1,273,500	989,733	1,804,768			0	[3]	0	[2]	0	[1]	361,894	479,324	404,836	361,894	479,324	404,836	1,273,500	984,406	1,801,500	0	5,327	3,268			233				0	0	0					0	[5]	0	[4]	0	[6]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	(5,327)	(3,268)							0	0	0	0	0	0					0	0	0	0	(5,327)	(3,268)			0	[3]	0	[2]	0	[1]	0	0	0	0	0	0	0	0	0	0	(5,327)	(3,268)			0				0	0	0					0	[5]	0	[4]	0	[6]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(1,129,054)	(873,152)	(758,897)							(24)	0	0	(774)	(812)	(822)					(798)	(812)	(822)	(849,651)	(507,440)	(482,765)			(44,570)	[3]	(108,215)	[2]	(102,525)	[1]	(278,605)	(364,900)	(275,310)	(234,035)	(256,685)	(172,785)	(844,437)	(498,533)	(478,431)	(5,214)	(8,907)	(4,334)			(24)				0	0	0					(774)	[5]	(812)	[4]	(822)	[6]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(19,049)	6,695	4,337							0	0	0	455	263	1,218					455	263	1,218	(18,230)	6,388	0			(1,274)	[3]	44	[2]	3,119	[1]	(1,274)	44	3,119	0	0	0	(18,230)	6,388	0	0	0	0			0				0	0	0					455	[5]	263	[4]	1,218	[6]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(138,940)	(19,012)	100,967							2,122	2,946	(4,122)	0	0	0					2,122	2,946	(4,122)	(80,277)	(6,368)	63,273			0	[3]	0	[2]	0	[1]	(60,785)	(15,590)	41,816	(60,785)	(15,590)	41,816	(80,044)	(6,357)	60,977	(233)	(11)	2,296			(4)				2,126	2,946	(4,122)					0	[5]	0	[4]	0	[6]
Ending Balance, Asset	6,770,031	6,421,447	5,843,186							65,490	63,159	60,213	928	1,247	1,796					66,418	64,406	62,009	5,091,600	4,766,258	4,289,272			58,344	[3]	104,188	[2],[3]	212,359	[1],[2]	1,612,013	1,590,783	1,491,905	1,553,669	1,486,595	1,279,546	5,070,366	4,739,577	4,253,673	21,234	26,681	35,599			205				65,285	63,159	60,213					928	[5]	1,247	[4],[5]	1,796	[4],[6]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance, Liability	(691)	(1,335)	(3,390)	(691)	[7],[8]	(1,335)	[7],[9]	(3,390)	[9]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	0	0	0	0	[8]	0	[7]	0	[9]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	0	0	0	0	[8]	0	[7]	0	[9]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	0	0	0	0	[8]	0	[7]	0	[9]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	456	644	2,055	456	[8]	644	[7]	2,055	[9]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0	0	[8]	0	[7]	0	[9]
Ending Balance, Liability	$ (235)	$ (691)	$ (1,335)	$ (235)	[8]	$ (691)	[7],[8]	$ (1,335)	[7],[9]

[1]	Includes unrealized losses of $1.8 million attributable to assets still held as of December 31, 2011 that are recorded in "(Losses)/gains on trading assets."
[2]	Includes unrealized gains of $0.3 million attributable to assets still held as of December 31, 2012 that are recorded in "(Losses)/gains on trading assets."
[3]	Includes unrealized losses of $0.5 million attributable to assets still held as of December 31, 2013 that are recorded in "(Losses)/gains on trading assets."
[4]	Unrealized gains are attributable to assets still held as of December 31, 2012 and are recorded in "(Losses)/gains on trading assets."
[5]	Unrealized gains are attributable to assets still held as of December 31, 2013 and are recorded in "(Losses)/gains on trading assets."
[6]	Unrealized gains are attributable to assets still held as of December 31, 2011 and are recorded in "Losses on trading assets."
[7]	Unrealized gains are attributable to liabilities still held as of December 31, 2012 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."
[8]	Unrealized gains are attributable to liabilities still held as of December 31, 2013 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."
[9]	Unrealized gains are attributable to liabilities still held as of December 31, 2011 and are recorded in "Gains/(losses) on financial derivatives and hedging activities."